Deficit Level 4 (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended			12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Apollo Affiliates and Other Related Parties [Member]
Class of Stock [Line Items]
shares outstanding		82,556,847	82,556,847
Common Stock, Par or Stated Value Per Share		$ 0.01	$ 0.01
Partial proceeds from the Preferred Equity Issuance received				$ 189
Remaining proceeds held in reserve from the Preferred Equity Issuance				16
Proceeds from Issuance or Sale of Equity				204
Insurance Recoveries Received by Owner	163
Settlement payment to Huntsman	$ 200